Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary of combined activity TRS

The following represents the combined activity of the Company’s TRS (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Book income (loss) before income taxes	$4,738	$(22,843)	$(19,104)

Summary of components of income tax (benefit) expense

Components of income tax expense (benefit) are as follows:

Current:
Federal	$351	$(1,775)	$(1,614)
State and local	—	—	—

	351	(1,775)	(1,614)

Deferred:
Federal	—	45,311	(5,810)
State and local	—	6,663	(855)

	—	51,974	(6,665)

Total expense (benefit)	$351	$50,199	$(8,279)

Summary of differences between total income tax expense statutory federal income tax rate

The differences between total income tax expense or benefit and the amount computed by applying the statutory federal income tax rate to income before taxes were as follows (in thousands):

	For the Year Ended December 31,
	2011	2010		2009
Statutory rate of 34% applied to pre-tax income (loss)	$1,611	$(7,767)		$(6,495)
Effect of state and local income taxes, net of federal tax benefit	237	(1,142)		(955)
Valuation allowance (decrease) increase	(715)	58,322		—
Other	(782)	786		(829)

Total expense (benefit)	$351	$50,199		$(8,279)

Effective tax rate	7.40%	(219.76	)%(A)	43.34%

(A)	The 2010 effective tax rate includes the impact from the recording of the valuation allowance in the fourth quarter 2010. Without this impact, the effective tax rate was approximately 37.59%.

Summary of deferred tax assets and liabilities

Deferred tax assets and liabilities of the Company’s TRS were as follows (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Deferred tax assets	$58,297	$58,923	$52,671
Deferred tax liabilities	(690)	(601)	(775)
Valuation allowance	(57,607)	(58,322)	—

Net deferred tax asset (A)	$—	$—	$51,896

(A)	The components of the net deferred tax assets are primarily attributable to net operating losses, interest expense, subject to limitations and basis differentials in assets due to purchase price accounting.

Reconciliation of GAAP net loss attributable to taxable income

Reconciliation of GAAP net loss attributable to DDR to taxable income is as follows (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
GAAP net loss attributable to DDR	$(15,854)	$(209,358)	$(356,593)
Plus: Book depreciation and amortization (A)	222,751	217,035	221,119
Less: Tax depreciation and amortization (A)	(181,935)	(179,377)	(171,684)
Book/tax differences on gains/losses from capital transactions	(116,395)	(103,331)	(131,909)
Joint venture equity in earnings (loss), net (A)	19,190	(28,659)	(4,194)
Dividends from subsidiary REIT investments	954	1,609	2,833
Deferred income	(4,327)	1,937	(2,734)
Compensation expense	(17,614)	1,199	19,122
Impairment charges	128,765	172,127	339,303
Equity derivative instrument valuation	(21,926)	40,157	199,797
Senior Convertible Notes interest expense	14,914	8,204	12,238
Miscellaneous book/tax differences, net	(12,131)	(12,007)	(24,838)

Taxable income (loss) before adjustments	16,392	(90,464)	102,460
Less: Taxable loss carried forward (B)	—	90,464	—

Taxable income subject to the 90% dividend requirement	$16,392	$—	$102,460

(A)	Depreciation expense from majority-owned subsidiaries and affiliates, which are consolidated for financial reporting purposes but not for tax reporting purposes, is included in the reconciliation item “Joint venture equity in earnings (loss), net.”

(B)	The Company has net operating loss carryforwards expiring in 2030 of approximately $90.5 million that can offset future undistributed taxable income.

Reconciliation between cash dividends paid and the dividends paid deduction

Reconciliation between cash dividends paid and the dividends paid deduction is as follows (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Dividends paid (A)	$75,253	$61,204	$102,460
Less: Dividends designated to prior year	(6,967)	(6,967)	(6,967)
Plus: Dividends designated from the following year	6,967	6,967	6,967
Less: Return of capital	(58,861)	(61,204)	—

Dividends paid deduction	$16,392	$—	$102,460

(A)	Dividends paid in 2009 include stock dividends distributed under IRS Revenue Procedure 2009-15.

Summary of tax characterization of common share dividends per share as reported to shareholders

2011 Dividends	Date Paid	Gross Ordinary Income	Capital Gain Distributions	Return of Capital	Total Dividends
4th quarter 2010	01/05/11	$—	$—	$0.0200	$0.0200
1st quarter	04/05/11	—	—	0.0400	0.0400
2nd quarter	07/06/11	—	—	0.0400	0.0400
3rd quarter	10/11/11	—	—	0.0600	0.0600
4th quarter	01/06/12	—	—	—	—

		$—	$—	$0.1600	$0.1600

2010 Dividends	Date Paid	Gross Ordinary Income	Capital Gain Distributions	Return of Capital	Total Dividends
4th quarter 2009	01/06/10	$—	$—	$0.0200	$0.0200
1st quarter	04/06/10	—	—	0.0200	0.0200
2nd quarter	07/07/10	—	—	0.0200	0.0200
3rd quarter	10/05/10	—	—	0.0200	0.0200
4th quarter	01/05/11	—	—	—	—

		$—	$—	$0.0800	$0.0800

2009 Dividends	Date Paid	Gross Ordinary Income	Capital Gain Distributions	Return of Capital	Total Dividends
1st quarter	04/21/09	$0.2000	$—	$—	$0.2000
2nd quarter	07/21/09	0.2000	—	—	0.2000
3rd quarter	10/15/09	0.0200	—	—	0.0200
4th quarter	01/06/10	—	—	—	—

		$0.4200	$—	$—	$0.4200